Segment Reporting (Details) - Schedule of revenue by major merchandise categories - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total		$ 209,981,306	$ 170,911,999	$ 96,879,173
Cosmetic products [Member]
Segment Reporting Information [Line Items]
Total	[1]	99,282,495	78,840,654	18,700,973
Health and nutritional supplements [Member]
Segment Reporting Information [Line Items]
Total	[2]	39,948,764	56,104,342	52,372,561
Household products [Member]
Segment Reporting Information [Line Items]
Total	[3]	70,626,839	35,943,221	25,732,975
Others [Member]
Segment Reporting Information [Line Items]
Total		$ 123,208	$ 23,782	$ 72,664

[1]	Cosmetic products mainly include products of lotion, skin care, oral care, shampoo, soap and fragrance.
[2]	Health and nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.
[3]	Household Products are consumer products, which mainly includes functional shoes, smartphones, cooking pot and tampons.